UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 38.2%
Industrial - 30.7%
Basic - 4.9%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (a)	US$	5	$756
AK Steel Corp.
7.75%, 6/15/12		1,300	1,313,000
Algoma Acquisition Corp.
9.875%, 6/15/15 (b)		1,100	936,375
Arch Western Finance LLC
6.75%, 7/01/13 (c)		813	806,903
Domtar Corp.
5.375%, 12/01/13		3,050	2,943,250
Evraz Group SA
8.875%, 4/24/13 (b)		598	598,000
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,387,500
Georgia-Pacific LLC
7.125%, 1/15/17 (b)		800	810,000
8.875%, 5/15/31		1,001	1,061,060
Graphic Packaging International Corp.
9.50%, 8/15/13		1,300	1,342,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.773%, 11/15/14 (d)		1,765	1,500,250
9.75%, 11/15/14		115	112,700
Huntsman International LLC
7.875%, 11/15/14		1,292	1,262,930
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)		11,051	7,431,797
Kronos International, Inc.
6.50%, 4/15/13	EUR	4,200	4,846,833
MacDermid, Inc.
9.50%, 4/15/17 (b)	US$	800	800,000
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (e)		973	914,520
11.50%, 12/01/16		750	663,750

NewMarket Corp.
7.125%, 12/15/16		870	848,250
NewPage Corp.
10.00%, 5/01/12		3,535	2,527,525
Norske Skogindustrier ASA
6.125%, 10/15/15 (b)		900	585,000
7.00%, 6/26/17	EUR	2,150	2,071,193
Novelis, Inc.
7.25%, 2/15/15 (c)	US$	1,910	1,819,275
PE Paper Escrow GMBH
12.00%, 8/01/14 (b)		354	391,170
Peabody Energy Corp. Series B
6.875%, 3/15/13		710	717,988
Rhodia SA
3.492%, 10/15/13 (b)(d)	EUR	2,130	2,832,086
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (b)	US$	2,480	2,495,500
9.75%, 7/29/13 (b)		5,738	5,817,184
Steel Dynamics, Inc.
7.75%, 4/15/16 (c)		650	676,813
Teck Resources Ltd.
9.75%, 5/15/14		495	571,106
United States Steel Corp.
6.65%, 6/01/37		1,000	804,482
7.00%, 2/01/18		1,000	979,494
Vedanta Resources PLC
8.75%, 1/15/14 (b)		4,404	4,459,050
Verso Paper Holdings LLC/Verso Paper, Inc. Series B
11.375%, 8/01/16		800	644,000
Weyerhaeuser Co.
7.375%, 3/15/32		1,490	1,412,627

			58,384,617

Capital Goods - 2.8%
Alion Science and Technology Corp.
10.25%, 2/01/15		1,340	1,018,400
AMH Holdings, Inc.
11.25%, 3/01/14 (c)		1,885	1,819,025
Ardagh Glass Finance PLC
9.25%, 7/01/16 (b)	EUR	532	823,660
Berry Plastics Corp.
8.875%, 9/15/14 (b)	US$	601	584,473
Berry Plastics Holding Corp.
8.875%, 9/15/14		947	920,958
10.25%, 3/01/16		800	704,000

Bombardier, Inc.
6.30%, 5/01/14 (b)		1,943	1,923,570
8.00%, 11/15/14 (b)		1,400	1,454,250
Case New Holland, Inc.
7.125%, 3/01/14		2,140	2,172,100
CNH America LLC
7.25%, 1/15/16		1,775	1,752,813
Crown Americas
7.625%, 11/15/13		85	87,762
Goodman Global Group, Inc. Zero Coupon, 12/15/14 (b)		1,234	700,295
Grohe Holding GMBH
8.625%, 10/01/14 (b)	EUR	2,602	3,226,534
Hanson Australia Funding Ltd.
5.25%, 3/15/13	US$	1,304	1,284,440
Hanson Ltd.
6.125%, 8/15/16		389	371,495
IFCO Systems NV
10.00%, 6/30/16 (b)	EUR	1,200	1,883,685
L-3 Communications Corp.
5.875%, 1/15/15	US$	1,240	1,238,450
Masco Corp.
6.125%, 10/03/16		1,825	1,739,117
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14		1,388	1,419,230
Plastipak Holdings, Inc.
8.50%, 12/15/15 (b)		1,835	1,883,169
Ply Gem Industries, Inc.
11.75%, 6/15/13		160	160,000
Sequa Corp.
11.75%, 12/01/15 (b)		670	623,100
Terex Corp.
8.00%, 11/15/17		2,451	2,359,087
Textron Financial Corp.
4.60%, 5/03/10		204	203,948
5.40%, 4/28/13		398	397,811
United Rentals North America, Inc.
6.50%, 2/15/12		1,612	1,607,970
7.75%, 11/15/13		1,346	1,265,240

			33,624,582

Communications - Media - 2.9%
Allbritton Communications Co.
7.75%, 12/15/12		1,725	1,696,969
American Media Operations, Inc.
14.00%, 11/01/13 (b)(e)		757	484,784
CanWest Media, Inc.
8.00%, 9/15/12 (a)		1	860

Central European Media Enterprises Ltd.
11.625%, 9/15/16 (b)	EUR	1,051	1,446,395
Charter Communications Operating LLC
8.00%, 4/30/12 (b)(c)	US$	546	560,964
Clear Channel Communications, Inc.
5.50%, 9/15/14		5,400	3,537,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17 (b)		323	332,040
CSC Holdings, Inc.
6.75%, 4/15/12		42	43,365
7.625%, 7/15/18		2,485	2,559,550
Dex Media West LLC/Dex Media West Finance Co. Series B
8.50%, 8/15/10 (a)		180	194,400
Dex Media, Inc.
9.00%, 11/15/13 (a)(c)		1,250	315,625
Gallery Capital SA
10.125%, 5/15/13 (a)(f)		2,816	844,800
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		1,050	1,084,125
Intelsat Bermuda Ltd.
11.25%, 6/15/16		2,497	2,703,002
Lamar Media Corp.
6.625%, 8/15/15		1,750	1,697,500
Liberty Media Corp.
5.70%, 5/15/13		1,480	1,409,700
LIN Television Corp.
6.50%, 5/15/13		1,650	1,592,250
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (c)		1,400	1,277,500
Quebecor Media, Inc.
7.75%, 3/15/16		2,810	2,802,975
Rainbow National Services LLC
8.75%, 9/01/12 (b)		500	509,375
10.375%, 9/01/14 (b)		985	1,039,175
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (a)(g)		1,000	11,250
RH Donnelley Corp. Series A-1
6.875%, 1/15/13 (a)		500	46,875
Series A-2
6.875%, 1/15/13 (a)		252	23,625
Series A-3
8.875%, 1/15/16 (a)		2,400	225,000
Series A-4
8.875%, 10/15/17 (a)		3,010	282,187

Sinclair Television Group, Inc.
8.00%, 3/15/12		2	1,955
Sirius Satellite Radio, Inc.
9.625%, 8/01/13		1,465	1,457,675
TECHNICOLOR
5.75%, 9/25/15 (a)(h)	EUR	975	97,840
Univision Communications, Inc.
12.00%, 7/01/14 (b)	US$	862	949,277
Virgin Media Finance PLC
8.375%, 10/15/19		1,700	1,748,875
WDAC Subsidiary Corp.
8.375%, 12/01/14 (b)		1,550	124,000
WMG Holdings Corp.
9.50%, 12/15/14 (c)		3,600	3,645,000

			34,745,913

Communications - Telecommunications - 2.1%
Cincinnati Bell, Inc.
8.375%, 1/15/14		1,850	1,882,375
Cricket Communications, Inc.
9.375%, 11/01/14 (i)		2,275	2,286,375
Fairpoint Communications, Inc. Series 1
13.125%, 4/02/18 (a)		1,512	158,800
Frontier Communications Corp.
6.25%, 1/15/13		1,517	1,520,793
Level 3 Financing, Inc.
8.75%, 2/15/17		1,950	1,779,375
9.25%, 11/01/14		829	783,405
MetroPCS Wireless, Inc.
9.25%, 11/01/14		1,010	1,022,625
Mobile Satellite Ventures LP
14.00%, 4/01/13 (b)(j)		1,000	917,500
Qwest Capital Funding, Inc.
7.25%, 2/15/11		1,900	1,928,500
Sprint Capital Corp.
6.875%, 11/15/28		3,225	2,680,781
8.75%, 3/15/32		130	122,525
Sprint Nextel Corp.
6.00%, 12/01/16		400	365,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (b)(e)		1,627	1,497,290
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14		1,400	1,443,750
VIP Finance (Vimpelcom)
8.375%, 4/30/13 (b)		4,170	4,420,200
Windstream Corp.
8.125%, 8/01/13		1,558	1,616,425

8.625%, 8/01/16	950	966,625

		25,392,344

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
9.00%, 11/30/14	1,145	1,110,650
Allison Transmission, Inc.
11.00%, 11/01/15 (b)	2,275	2,388,750
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (a)	1,445	1,369,138
Ford Motor Credit Co. LLC
3.034%, 1/13/12 (d)	1,130	1,050,900
7.00%, 10/01/13	4,143	4,136,761
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	160	166,000
9.00%, 7/01/15	1,642	1,707,680
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	2,510	1,079,300
Tenneco, Inc.
8.625%, 11/15/14 (i)	1,100	1,109,625
Visteon Corp.
7.00%, 3/10/14 (a)	2,185	573,562
8.25%, 8/01/10 (a)	250	65,625

		14,757,991

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	1,085	1,133,825

Consumer Cyclical - Other - 3.6%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	755,000
Boyd Gaming Corp.
7.75%, 12/15/12 (i)	1,455	1,471,369
Broder Brothers Co.
12.00%, 10/15/13 (b)(e)	334	244,142
12.00%, 10/15/13 (e)(f)	68	49,525
Chukchansi Economic Development Authority
8.00%, 11/15/13 (b)	730	532,900
Gaylord Entertainment Co.
6.75%, 11/15/14	5	4,650
Greektown Holdings LLC
10.75%, 12/01/13 (a)(f)	915	138,394
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	4,009	2,385,355
5.75%, 10/01/17	234	125,190
6.50%, 6/01/16	2,057	1,182,775
10.75%, 2/01/16	1,152	938,880
11.25%, 6/01/17 (b)	485	507,431

Host Hotels & Resorts LP
6.875%, 11/01/14	1,135	1,142,094
Series O
6.375%, 3/15/15	1,500	1,470,000
Series Q
6.75%, 6/01/16	890	885,550
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16 (b)	1,100	1,149,500
KB Home
5.875%, 1/15/15	305	282,125
Levi Strauss & Co.
8.875%, 4/01/16	1,462	1,529,617
M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,413,750
Meritage Homes Corp.
6.25%, 3/15/15	750	690,000
MGM Mirage
6.625%, 7/15/15	480	373,200
7.625%, 1/15/17	2,500	1,943,750
8.375%, 2/01/11	135	127,912
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	2,300	1,566,875
NCL Corp. Ltd.
11.75%, 11/15/16 (b)	4,600	4,542,500
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	2,100	1,932,000
Pulte Homes, Inc.
5.25%, 1/15/14	500	491,250
Quiksilver, Inc.
6.875%, 4/15/15	2,340	1,918,800
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13	1,000	982,500
7.00%, 6/15/13	1,000	997,500
8.75%, 2/02/11	215	224,944
Sheraton Holding Corp.
7.375%, 11/15/15	1,500	1,550,625
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(b)	1,244	1,324,860
Six Flags, Inc.
9.625%, 6/01/14 (a)	703	225,839
Standard Pacific Corp.
6.50%, 8/15/10	750	755,625
Standard Pacific Escrow LLC
10.75%, 9/15/16 (b)	560	571,200
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	1,000	1,031,250

Station Casinos, Inc.
6.00%, 4/01/12 (a)	6	900
6.625%, 3/15/18 (a)	4,405	22,025
Tropicana Entertainment LLC
9.625%, 12/15/14 (a)	750	3,750
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 (b)	800	782,000
WCI Communities, Inc.
6.625%, 3/15/15 (a)(g)	750	7,500
William Lyon Homes, Inc.
10.75%, 4/01/13	2,275	1,603,875
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	2,970	2,869,763

		42,748,690

Consumer Cyclical - Restaurants - 0.2%
Landry’s Restaurants, Inc.
11.625%, 12/01/15 (b)	525	556,500
Sbarro, Inc.
10.375%, 2/01/15	1,500	1,177,500

		1,734,000

Consumer Cyclical - Retailers - 1.8%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	925	908,813
Autonation, Inc.
2.284%, 4/15/13 (d)	55	52,319
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	1,650	1,522,125
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (i)	1,897	1,958,653
Couche-Tard US/Finance
7.50%, 12/15/13	1,537	1,563,898
Dollar General Corp.
10.625%, 7/15/15	904	1,001,180
Duane Reade, Inc.
9.75%, 8/01/11	870	886,312
GSC Holdings Corp.
8.00%, 10/01/12	1,200	1,243,500
Hines Nurseries, Inc.
10.25%, 10/01/11 (a)(g)	1,000	2,500
JC Penney Corp., Inc.
7.40%, 4/01/37	1,000	992,500
8.00%, 3/01/10	1	961
Limited Brands, Inc.
5.25%, 11/01/14	1,060	1,022,900
6.90%, 7/15/17	382	381,522
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	1,365	1,368,412

5.90%, 12/01/16		127	123,825
Michaels Stores, Inc.
10.00%, 11/01/14		2,165	2,240,775
11.375%, 11/01/16		1,105	1,163,012
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (e)(i)		860	840,735
10.375%, 10/15/15 (i)		500	490,000
Rite Aid Corp.
6.875%, 8/15/13		715	627,412
9.50%, 6/15/17		160	139,200
Sally Holdings LLC
9.25%, 11/15/14		800	830,000
Toys R US, Inc.
7.375%, 10/15/18		1,525	1,395,375

			20,755,929

Consumer Non-Cyclical - 4.0%
ACCO Brands Corp.
7.625%, 8/15/15		2,955	2,748,150
10.625%, 3/15/15 (b)		380	418,000
Aramark Corp.
8.50%, 2/01/15		1,805	1,859,150
Bausch & Lomb, Inc.
9.875%, 11/01/15		1,714	1,808,270
Biomet, Inc.
11.625%, 10/15/17		2,255	2,491,775
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15		873	787,465
CEDC Finance Corp. International, Inc.
9.125%, 12/01/16 (b)		1,150	1,184,500
Central European Distribution Corp.
8.00%, 7/25/12 (b)	EUR	611	911,233
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (b)	US$	4,495	4,427,575
Community Health Systems, Inc.
8.875%, 7/15/15		1,779	1,841,265
DaVita, Inc.
7.25%, 3/15/15		1,160	1,162,900
Dean Foods Co.
7.00%, 6/01/16		1,175	1,151,500
Elan Corp. PLC
8.75%, 10/15/16 (b)		1,550	1,480,250
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14		640	678,400
HCA, Inc.
6.25%, 2/15/13		118	114,755
6.375%, 1/15/15		3,025	2,854,844
6.50%, 2/15/16		290	275,500

6.75%, 7/15/13	178	175,330
7.875%, 2/01/11	203	208,836
9.25%, 11/15/16	1,850	1,986,437
9.625%, 11/15/16 (e)	510	552,075
Healthsouth Corp.
10.75%, 6/15/16	1,700	1,848,750
IASIS Healthcare LLC/IASIS Capital Corp.
8.75%, 6/15/14	1,845	1,868,062
Invacare Corp.
9.75%, 2/15/15	1,000	1,042,500
Merisant Co.
9.50%, 7/15/13 (a)(d)(g)	1,000	125,000
Multiplan, Inc.
10.375%, 4/15/16 (b)	900	877,500
New Albertsons, Inc.
7.45%, 8/01/29	2,455	2,105,163
Pinnacle Foods Finance LLC
10.625%, 4/01/17	1,250	1,300,000
Select Medical Corp.
7.625%, 2/01/15	1,849	1,793,530
Simmons Co. 10.00%, 12/15/14 (a)	965	77,200
Stater Brothers Holdings
8.125%, 6/15/12	1,300	1,313,000
Sun Healthcare Group, Inc.
9.125%, 4/15/15	800	822,000
Universal Hospital Services, Inc.
3.859%, 6/01/15 (d)	500	421,250
Vanguard Health Holding Co.
11.25%, 10/01/15 (c)	1,650	1,736,625
Viant Holdings, Inc.
10.125%, 7/15/17 (b)	801	796,995
Visant Corp.
7.625%, 10/01/12	1,120	1,125,600
Visant Holding Corp.
8.75%, 12/01/13	750	770,625

		47,142,010

Energy - 2.3%
Antero Resources Finance Corp.
9.375%, 12/01/17 (b)	398	403,970
Chaparral Energy, Inc.
8.875%, 2/01/17	1,510	1,332,575
Chesapeake Energy Corp.
6.375%, 6/15/15	1,800	1,764,000
6.50%, 8/15/17	600	588,000
6.875%, 1/15/16	240	240,000
7.50%, 9/15/13	105	106,837

CIE Generale De Geophysique
7.50%, 5/15/15	725	719,563
7.75%, 5/15/17	25	24,813
Complete Production Services, Inc.
8.00%, 12/15/16	1,650	1,627,313
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	1,305	1,207,125
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (b)	321	314,179
Forest Oil Corp.
7.25%, 6/15/19	2,035	2,009,562
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (b)	1,000	1,025,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (b)	2,174	2,288,135
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (b)	2,220	2,175,600
Key Energy Services, Inc.
8.375%, 12/01/14	1,000	1,002,500
Mariner Energy, Inc.
11.75%, 6/30/16	818	912,070
Newfield Exploration Co.
6.625%, 9/01/14	1,030	1,040,300
OPTI Canada, Inc.
8.25%, 12/15/14	2,000	1,647,500
PetroHawk Energy Corp.
9.125%, 7/15/13	1,600	1,672,000
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	478,648
Plains Exploration & Production Co.
7.75%, 6/15/15	1,250	1,271,875
Range Resources Corp.
7.50%, 5/15/16	500	513,750
Tesoro Corp.
6.25%, 11/01/12	164	163,180
6.50%, 6/01/17	2,195	2,041,350
9.75%, 6/01/19	135	139,725

		26,709,570

Other Industrial - 0.5%
Education Management LLC
10.25%, 6/01/16	1,050	1,123,500
Neenah Foundary Co.
9.50%, 1/01/17	1,350	696,937
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	1,935	1,939,838
11.75%, 8/01/16	350	346,500

Sensus Metering Systems, Inc.
8.625%, 12/15/13		1,365	1,394,006

			5,500,781

Services - 1.1%
Expedia, Inc.
8.50%, 7/01/16		1,948	2,106,275
Lottomatica SpA
8.25%, 3/31/66 (b)(h)	EUR	725	988,657
Realogy Corp.
10.50%, 4/15/14	US$	1,610	1,392,650
12.375%, 4/15/15		500	388,750
Service Corp. International
6.75%, 4/01/16		1,485	1,436,737
The ServiceMaster Co.
10.75%, 7/15/15 (b)(e)		155	161,200
Ticketmaster Entertainment, Inc.
10.75%, 8/01/16		1,370	1,476,175
Travelport LLC
9.875%, 9/01/14		3,049	3,148,093
West Corp.
9.50%, 10/15/14		1,117	1,133,755
11.00%, 10/15/16		1,100	1,149,500

			13,381,792

Technology - 2.2%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (b)		360	358,650
Amkor Technology, Inc.
9.25%, 6/01/16		2,590	2,751,875
Ceridian Corp.
11.25%, 11/15/15		1,725	1,645,219
Eastman Kodak Co.
7.25%, 11/15/13		170	140,250
First Data Corp.
9.875%, 9/24/15		2,387	2,225,877
Flextronics International Ltd.
6.50%, 5/15/13		1,785	1,789,462
Freescale Semiconductor, Inc.
8.875%, 12/15/14		2,130	1,954,275
10.125%, 12/15/16		1,785	1,436,925
Iron Mountain, Inc.
6.625%, 1/01/16		1,780	1,744,400
Lucent Technologies, Inc.
6.45%, 3/15/29		800	573,000
6.50%, 1/15/28		1,850	1,315,812
NXP BV / NXP Funding LLC
3.034%, 10/15/13 (d)		670	556,100
9.50%, 10/15/15		930	795,150

Sanmina Corp.
8.125%, 3/01/16		2,947	2,939,633
Seagate Technology HDD Holding
6.375%, 10/01/11		1,707	1,736,873
Sensata Technologies BV
8.00%, 5/01/14 (c)		800	784,000
Serena Software, Inc.
10.375%, 3/15/16		470	451,788
Sungard Data Systems, Inc.
9.125%, 8/15/13		1,220	1,250,500
10.25%, 8/15/15		300	319,500
Telcordia Technologies, Inc.
10.00%, 3/15/13 (b)		1,500	1,335,000

			26,104,289

Transportation - Airlines - 0.2%
AMR Corp.
9.00%, 8/01/12		1,056	871,200
Continental Airlines, Inc.
8.75%, 12/01/11		260	251,550
7.875%, 7/02/18		1,624	1,392,600

			2,515,350

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14		1,560	1,569,750

Transportation - Services - 0.6%
Avis Budget Car Rental
7.75%, 5/15/16		3,355	3,136,925
Hertz Corp.
8.875%, 1/01/14		2,655	2,714,737
Quality Distribution LLC/ QD Capital Corp.
11.75%, 11/01/13 (b)(e)		1,721	1,376,800
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (a)(g)(k)		800	40,000

			7,268,462

			363,469,895

Financial Institutions - 3.9%
Banking - 1.7%
ABN Amro Bank NV
4.31%, 3/10/16 (h)	EUR	1,295	905,018
Bank of America Corp.
8.00%, 1/30/18 (h)	US$	1,585	1,525,943
8.125%, 5/15/18 (h)		3,215	3,095,209
CenterCredit International
8.625%, 1/30/14 (b)		1,404	1,323,832

Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (h)	EUR	1,450	966,571
Dexia Credit Local
4.30%, 11/18/15 (h)		2,100	1,354,705
HT1 Funding GMBH
6.352%, 6/30/17 (h)		1,550	1,305,138
LBG Capital No.1 PLC
8.00%, 12/29/49 (b)	US$	4,650	3,580,500
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17 (h)		1,850	999,000
RS Finance (RSB)
7.50%, 10/07/10 (b)		3,012	2,883,481
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,199,822
Zions Bancorporation
5.50%, 11/16/15	US$	1,440	1,018,060
6.00%, 9/15/15		450	318,285

			20,475,564

Brokerage - 0.2%
E*Trade Financial Corp.
7.375%, 9/15/13		1,233	1,148,231
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (a)		1,690	350,675
Nuveen Investments, Inc.
10.50%, 11/15/15		225	204,188

			1,703,094

Finance - 0.8%
American General Finance Corp.
6.90%, 12/15/17		500	347,177
Series I
4.875%, 7/15/12		440	360,657
CIT Group, Inc. Zero Coupon, 3/15/67		2,703	0
7.00%, 5/01/13 - 5/01/17		1,473	1,316,550
7.00%, 5/01/16		491	432,017
GMAC LLC
6.75%, 12/01/14 (b)		2,590	2,460,500
6.75%, 12/01/14		1	902
6.875%, 9/15/11 (b)		800	788,000
8.00%, 11/01/31 (b)		662	595,800
Residential Capital LLC
9.625%, 5/15/15 (i)		3,962	3,367,700

			9,669,303

Insurance - 0.7%
American International Group, Inc.
6.25%, 3/15/37	2,739	1,506,450
8.175%, 5/15/58 (h)	1,561	1,030,260
Crum & Forster Holdings Corp.
7.75%, 5/01/17	720	684,900
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17	1,250	1,267,187
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	590	486,750
10.75%, 6/15/58 (b)	2,790	2,957,400
MBIA Insurance Corp.
14.00%, 1/15/33 (b)(h)	1,420	610,600

		8,543,547

Other Finance - 0.3%
Aiful Corp.
6.00%, 12/12/11 (b)	3,782	2,685,220
iPayment, Inc.
9.75%, 5/15/14	878	729,838

		3,415,058

REITS - 0.2%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	2,500	2,550,000

		46,356,566

Utility - 2.6%
Electric - 2.1%
The AES Corp.
7.75%, 3/01/14	2,560	2,598,400
8.00%, 10/15/17	868	890,785
8.75%, 5/15/13 (b)	31	31,775
Dynegy Holdings, Inc.
7.75%, 6/01/19	2,220	1,925,850
8.375%, 5/01/16	1,885	1,790,750
Edison Mission Energy
7.00%, 5/15/17	2,125	1,678,750
7.50%, 6/15/13	1,200	1,128,000
7.75%, 6/15/16	958	814,300
Energy Future Holdings Corp.
10.875%, 11/01/17	1,990	1,626,825
Mirant Americas Generation LLC
8.50%, 10/01/21	2,570	2,441,500
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17	3,140	3,146,056
RRI Energy, Inc.
7.625%, 6/15/14	2,375	2,351,250
7.875%, 6/15/17	1,080	1,061,100

Texas Competitive Electric Holdings Co. LLC Series A
10.25%, 11/01/15 (i)		1,570	1,271,700
TXU Corp. Series P
5.55%, 11/15/14		1,801	1,277,266
Series Q
6.50%, 11/15/24		1,929	906,082

			24,940,389

Natural Gas - 0.5%
El Paso Corp. Series G
7.375%, 12/15/12		1,165	1,196,612
7.75%, 1/15/32		760	718,666
Enterprise Products Operating LLC Series A
8.375%, 8/01/66 (h)		1,760	1,716,000
Kinder Morgan Finance Co.
5.70%, 1/05/16		1,410	1,353,600
Regency Energy Partners
8.375%, 12/15/13		1,031	1,067,085

			6,051,963

			30,992,352

Credit Default Index Holdings - 1.0%
DJ CDX.NA.HY-100 - 1.0%
CDX North America High Yield Series 8-T1
7.625%, 6/29/12 (b)		9,657	10,320,919
Dow Jones CDX HY
Series 4-T1
8.25%, 6/29/10 (b)		856	859,978

			11,180,897

Total Corporates - Non-Investment Grades (cost $454,993,289)			451,999,710

EMERGING MARKETS - SOVEREIGNS - 20.0%
Argentina - 4.4%
Argentina Bonos
7.00%, 10/03/15		54,634	45,806,072
7.82%, 12/31/33	EUR	4,746	4,116,515
8.28%, 12/31/33	US$	1,796	1,342,651
2.50%, 12/31/38 (c)		3,480	1,209,300

			52,474,538

Colombia - 1.5%
Republic of Colombia
7.375%, 1/27/17 (i)		4,907	5,520,375

7.375%, 3/18/19 - 9/18/37	9,843	10,734,820
11.75%, 2/25/20	528	761,640

		17,016,835

Costa Rica - 0.0%
Republic of Costa Rica
8.05%, 1/31/13 (b)	181	203,172

Dominican Republic - 1.1%
Dominican Republic
8.625%, 4/20/27 (b)	8,385	8,762,325
9.04%, 1/23/18 (b)	4,208	4,565,638

		13,327,963

El Salvador - 0.9%
El Salvador
7.375%, 12/01/19 (b)	705	724,387
7.625%, 9/21/34 (b)	2,792	2,917,640
7.65%, 6/15/35 (b)	6,996	6,891,060
8.50%, 7/25/11 (b)	400	422,000

		10,955,087

Gabon - 0.2%
Gabonese Republic
8.20%, 12/12/17 (b)	2,570	2,695,288

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (b)	2,295	2,346,638

Indonesia - 3.6%
Republic of Indonesia
6.625%, 2/17/37 (b)	10,170	9,966,600
6.75%, 3/10/14 (b)	8,544	9,354,464
6.875%, 1/17/18 (b)	11,508	12,658,800
7.25%, 4/20/15 (b)	976	1,102,283
7.50%, 1/15/16 (b)	270	306,450
7.75%, 1/17/38 (b)	3,049	3,384,390
8.50%, 10/12/35 (b)	3,958	4,749,600
11.625%, 3/04/19 (b)	1,039	1,503,953

		43,026,540

Panama - 1.1%
Republic of Panama
6.70%, 1/26/36	3	3,165
7.125%, 1/29/26	447	503,992
8.875%, 9/30/27	7,610	9,893,000
9.375%, 4/01/29	1,621	2,172,140

		12,572,297

Philippines - 1.8%
Republic of Philippines
7.50%, 9/25/24	959	1,083,670
8.375%, 6/17/19	990	1,207,800
8.875%, 3/17/15	650	788,125
9.50%, 2/02/30 (i)	2,125	2,820,938
9.875%, 1/15/19	11,487	15,019,252
10.625%, 3/16/25	205	291,100

		21,210,885

Serbia & Montenegro - 0.2%
Republic of Serbia
6.75%, 11/01/24 (b)(c)		2,070	2,033,775

Turkey - 1.3%
Republic of Turkey
6.875%, 3/17/36		6,611	6,726,693
7.00%, 6/05/20		1,950	2,142,465
7.25%, 3/15/15		4,000	4,490,000
7.375%, 2/05/25		1,523	1,698,145

			15,057,303

Ukraine - 1.2%
Ukraine Government International Bond
3.20%, 12/19/10	JPY	600,000	5,604,767
6.385%, 6/26/12 (b)	US$	1,150	977,500
6.58%, 11/21/16 (b)		2,953	2,259,045
6.75%, 11/14/17 (b)		670	509,200
7.65%, 6/11/13 (b)		5,845	4,968,250

			14,318,762

Uruguay - 1.1%
Republic of Uruguay
7.625%, 3/21/36		1,840	1,987,200
7.875%, 1/15/33 (e)		6,033	6,665,983
8.00%, 11/18/22		3,354	3,831,462
9.25%, 5/17/17		505	622,412

			13,107,057

Venezuela - 1.4%
Republic of Venezuela
7.00%, 3/31/38 (b)		80	44,000
7.65%, 4/21/25		9,654	5,695,860
9.00%, 5/07/23 (b)		8,391	5,684,835
9.25%, 5/07/28 (b)		6,910	4,681,660

			16,106,355

Total Emerging Markets - Sovereigns (cost $186,771,429)			236,452,495

CORPORATES - INVESTMENT GRADES - 10.3%
Financial Institutions - 3.9%
Banking - 2.3%
American Express Co.
6.80%, 9/01/66 (h)		225	201,375

Barclays Bank PLC
4.75%, 3/15/20 (h)	EUR	1,890	1,564,684
Countrywide Home Loans, Inc. Series L
4.00%, 3/22/11	US$	3	3,064
Credit Agricole SA
6.637%, 5/31/17 (b)(h)		1,165	943,650
8.375%, 10/13/19 (b)		1,890	2,003,400
Financial Security Assurance Holdings Ltd.
6.40%, 12/15/66 (b)(h)		2,800	2,016,000
JP Morgan Chase & Co.
7.00%, 6/28/17 (b)	RUB	168,000	4,461,933
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	US$	200	196,034
Morgan Stanley
3.07%, 5/30/11 (d)	NZD	4,600	3,216,557
10.09%, 5/03/17 (b)	BRL	5,760	3,060,310
Rabobank Nederland
11.00%, 6/30/19 (b)	US$	280	341,391
VTB Capital SA
6.609%, 10/31/12 (b)		3,360	3,423,168
6.875%, 5/29/18 (b)		2,915	2,900,425
Wells Fargo & Co. Series K
7.98%, 3/15/18 (h)		3,000	3,007,500

			27,339,491

Finance - 0.4%
International Lease Finance Corp.
6.375%, 3/25/13		1,895	1,558,031
SLM Corp.
5.125%, 8/27/12		1,683	1,577,769
Series A
4.50%, 7/26/10		539	537,069
5.375%, 5/15/14		1,000	922,370

			4,595,239

Insurance - 0.9%
Assured Guaranty US Holdings Series A
6.40%, 12/15/66		2,869	2,065,680
Coventry Health Care, Inc.
5.95%, 3/15/17		1,000	906,777
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)		760	749,112
Lincoln National Corp.
8.75%, 7/01/19		604	690,133
MetLife, Inc.
10.75%, 8/01/39		2,350	2,893,851

Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		2,135	2,253,838
Suncorp Metway Insurance Ltd. Series 1
6.75%, 9/23/24 (h)	AUD	1,000	705,521
Vero Insurance Ltd.
6.15%, 9/07/25 (h)		990	601,670

			10,866,582

Other Finance - 0.3%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (b)	US$	2,867	3,002,733
Red Arrow International Leasing PLC
8.375%, 3/31/12	RUB	10,001	324,977

			3,327,710

			46,129,022

Industrial - 3.4%
Basic - 1.5%
ArcelorMittal
9.00%, 2/15/15	US$	860	1,015,743
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		2,080	2,277,600
GTL Trade Finance, Inc.
7.25%, 10/20/17 (b)		1,338	1,401,555
The Mosaic Co.
7.625%, 12/01/16 (b)(c)		445	486,401
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,269,765
Usiminas Commercial Ltd.
7.25%, 1/18/18 (b)		2,428	2,573,680
Vale Overseas Ltd.
6.875%, 11/21/36		5,956	5,951,003

			16,975,747

Capital Goods - 0.3%
Owens Corning, Inc.
6.50%, 12/01/16		1,155	1,182,804
7.00%, 12/01/36		1,340	1,249,739
9.00%, 6/15/19		1,000	1,115,179

			3,547,722

Communications - Telecommunications - 0.4%
Alltel Corp.
7.875%, 7/01/32		160	190,277
American Tower Corp.
7.00%, 10/15/17		685	758,638
Centennial Communications Corp.
10.00%, 1/01/13		955	1,002,750
Qwest Corp.
6.50%, 6/01/17		610	599,325

6.875%, 9/15/33	1,570	1,381,600
8.875%, 3/15/12 (c)	1,100	1,182,500

		5,115,090

Consumer Cyclical - Retailers - 0.0%
CVS Caremark Corp.
6.302%, 6/01/37 (h)	215	185,438

Consumer Non-Cyclical - 0.2%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	377	429,745
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	1,907	1,845,022

		2,274,767

Energy - 0.6%
Gazstream SA
5.625%, 7/22/13 (b)	724	735,364
National Oilwell Varco, Inc. Series B
6.125%, 8/15/15	130	130,464
TNK-BP Finance SA
7.50%, 7/18/16 (b)	6,352	6,526,680

		7,392,508

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (b)	2,432	2,495,840
8.50%, 5/30/13 (b)	511	571,042

		3,066,882

Technology - 0.1%
Motorola, Inc.
6.50%, 9/01/25	1,250	1,086,015
7.50%, 5/15/25	97	92,815

		1,178,830

		39,736,984

Non Corporate Sectors - 2.7%
Agencies - Not Government Guaranteed - 2.7%
Gaz Capital SA
6.212%, 11/22/16 (b)	2,914	2,790,155
6.51%, 3/07/22 (b)	12,726	11,676,105
8.125%, 7/31/14 (b)	500	530,000
9.25%, 4/23/19 (b)	6,400	7,136,000
Petrobras International Finance
5.75%, 1/20/20	3,150	3,204,454
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (b)	591	596,910
7.70%, 8/07/13 (b)	5,401	5,833,404
8.70%, 8/07/18 (b)	311	358,428

		32,125,456

Utility - 0.3%
Electric - 0.3%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (b)(c)	210	229,755
Aquila, Inc.
11.875%, 7/01/12 (c)	1,550	1,794,836
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)(i)	1,636	1,799,600

		3,824,191

Total Corporates - Investment Grades (cost $114,980,753)		121,815,653

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 8.8%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4
5.492%, 2/10/51	8,405	7,090,713
Bank of America Large Loan Series 2009-UB1, Class A4B
5.615%, 6/24/50 (b)	3,500	2,660,000
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class A2
5.408%, 1/15/46 +	14,472	14,686,738
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3
5.826%, 6/15/38	6,840	5,878,046
Series 2006-C4, Class A3
5.467%, 9/15/39	5,615	4,809,375
Series 2006-C4, Class AM
5.509%, 9/15/39	5,900	4,541,025
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM
5.334%, 11/10/45	800	652,445
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2
5.117%, 4/10/37 +	14,000	14,054,585
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2
5.506%, 4/10/38 +	14,000	14,187,106
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AJ
5.04%, 10/15/42	400	308,297
Series 2006-CB15, Class AM
5.855%, 6/12/43	1,230	978,046
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	2,381,014

Series 2007-LD11, Class AM
5.818%, 6/15/49		5,105	3,701,079
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AM
5.455%, 2/15/40		8,300	5,628,156
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4
5.828%, 6/12/50		2,000	1,691,675
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.204%, 12/12/49		8,050	5,803,543
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,900	7,330,825
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,700	5,811,495
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class AM
5.74%, 5/15/43		2,800	2,229,618
Series 2007-C34, Class AM
5.818%, 5/15/46		400	286,036

Total Commercial Mortgage-Backed Securities (cost $102,680,079)			104,709,817

QUASI-SOVEREIGNS - 6.1%
Quasi-Sovereign Bonds - 6.1%
Indonesia - 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (b)		2,165	2,300,312
7.875%, 6/29/37 (b)		699	681,525
8.00%, 8/07/19 (b)		330	348,150

			3,329,987

Kazakhstan - 1.4%
Intergas Finance BV
6.375%, 5/14/17 (b)		8,200	7,790,000
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (b)		8,133	8,702,310
9.125%, 7/02/18 (b)		250	277,500

			16,769,810

Russia - 3.5%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	60,400	1,967,804
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	US$	13,227	13,326,202
7.125%, 1/14/14 (b)		5,889	6,227,618
7.175%, 5/16/13 (b)		660	696,300

7.75%, 5/29/18 (b)		17,348	18,973,455

			41,191,379

Trinidad And Tobago - 0.1%
Petroleum Co of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (b)		1,675	1,873,906

Ukraine - 0.2%
NAK Naftogaz Ukraine
9.50%, 9/30/14		2,542	2,147,965

Venezuela - 0.6%
Petroleos de Venezuela SA
5.375%, 4/12/27		16,067	7,109,648

Total Quasi-Sovereigns (cost $58,442,000)			72,422,695

GOVERNMENTS - SOVEREIGN BONDS - 4.8%
Brazil - 2.2%
Republic of Brazil
6.00%, 1/17/17		471	508,680
7.125%, 1/20/37		7,802	8,952,795
8.25%, 1/20/34		6,699	8,524,478
8.75%, 2/04/25		515	666,925
8.875%, 10/14/19		5,697	7,292,160

			25,945,038

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (b)		3,350	3,608,205

Iceland - 0.4%
Iceland Government International Bond
3.75%, 12/01/11	EUR	3,250	4,251,060

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (b)	US$	4,028	4,100,967

Peru - 0.9%
Republic of Peru
7.125%, 3/30/19 (i)		2,085	2,397,750
7.35%, 7/21/25		3,875	4,436,875
8.375%, 5/03/16		226	272,895
8.75%, 11/21/33		2,257	2,928,457

			10,035,977

Russia - 0.7%
Russian Federation
7.50%, 3/31/30 (b)(c)		7,640	8,624,011

Total Governments - Sovereign Bonds (cost $47,727,526)			56,565,258

GOVERNMENTS - TREASURIES - 4.6%
Brazil - 3.3%
Brazil Notas do Tesouro Nacional
10.00%, 1/01/14	BRL	9,146	4,835,289
Republic of Brazil
12.50%, 1/05/16 (i)		23,525	15,209,906
12.50%, 1/05/22		29,435	18,893,517

			38,938,712

Hungary - 0.9%
Hungary Government Bond Series 14/C
5.50%, 2/12/14	HUF	970,820	4,794,609
Series 15/A
8.00%, 2/12/15		589,360	3,162,148
Series 16/C
5.50%, 2/12/16		697,550	3,284,053

			11,240,810

South Africa - 0.4%
South Africa Government Bond Series R203
8.25%, 9/15/17	ZAR	36,000	4,662,585
Total Governments - Treasuries (cost $44,814,599)			54,842,107

EMERGING MARKETS - TREASURIES - 2.7%
Colombia - 1.1%
Republic of Colombia
9.85%, 6/28/27 (i)	COP	1,927,000	1,091,458
12.00%, 10/22/15		19,227,000	11,534,698

			12,626,156

Egypt - 0.2%
Arab Republic of Egypt
8.75%, 7/18/12 (b)	EGP	10,120	1,882,018

Turkey - 1.4%
Turkey Government Bond
16.00%, 3/07/12	TRY	22,820	17,215,128

Total Emerging Markets - Treasuries (cost $25,919,954)			31,723,302

BANK LOANS - 2.3%
Industrial - 1.8%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (d)	US$	365	319,254
Ineos US Finance LLC
7.50%, 12/16/13 (d)		302	272,435

8.00%, 12/16/14 (d)	302	273,947
John Maneely Co.
3.48%-3.53%, 12/09/13 (d)	585	548,887

		1,414,523

Capital Goods - 0.4%
Graham Packaging Company, L.P.
2.50%, 10/07/11 (d)	88	86,708
6.75%, 4/05/14 (d)	880	884,161
Graphic Packaging International, Inc.
2.98%-3.04%, 5/16/14 (d)	651	632,741
Hawker Beechcraft Acquisition Co. LLC
2.23%-2.25%, 3/26/14 (d)	121	90,762
2.25%, 3/26/14 (d)	7	5,385
10.50%, 3/26/14 (d)	2,893	2,742,327

		4,442,084

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (d)	730	661,746
Charter Communications Operating LLC
2.26%, 3/06/14 (d)	982	919,687
7.25%, 3/06/14 (d)	1,228	1,252,687
Clear Channel Communications, Inc.
3.88%, 1/29/16 (d)	169	138,364
Univision Communications, Inc.
2.50%, 9/29/14 (d)	1,375	1,189,031
Wide Open West Finance LLC
2.76%-4.75%, 6/30/14 (d)	993	912,485

		5,074,000

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.24%-3.29%, 12/15/13 (d)	232	213,313

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
3.28%, 1/28/15 (d)	1,210	980,980
Las Vegas Sands LLC
2.01%, 5/23/14 (d)	864	753,899

		1,734,879

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
2.51%, 5/28/13 (d)	284	262,644
Michaels Stores, Inc.
2.56%, 10/31/13 (d)	213	192,580
4.81%, 7/31/16 (d)	286	269,573

		724,797

Consumer Non-Cyclical - 0.2%
Carestream Health, Inc.
2.24%, 4/30/13 (d)	870	818,853
HCA, Inc.
2.50%, 11/18/13 (d)	1,059	1,011,729
Wm. Wrigley Jr. Co.
Zero Coupon, 10/06/14 (d)(l)	500	501,140

		2,331,722

Energy - 0.1%
Ashmore Energy International
3.23%, 3/30/12 (d)	118	107,764
3.25%, 3/30/14 (d)	805	733,204

		840,968

Other Industrial - 0.0%
Swift Transportation Co., Inc.
Zero Coupon, 5/12/14 (d)(l)	249	226,587

Services - 0.2%
Sabre, Inc.
2.48%-2.49%, 9/30/14 (d)	750	674,197
ServiceMaster Co.
2.74%-2.76%, 7/24/14 (d)	199	179,496
West Corp.
7.25%, 10/24/13 (d)	1,228	1,231,133

		2,084,826

Technology - 0.2%
Avaya, Inc.
3.01%, 10/24/14 (d)	348	300,475
First Data Corp.
3.00%, 9/24/14 (d)	1,470	1,299,869
Sungard Data Systems, Inc.
1.98%, 2/28/14 (d)	25	23,824
3.87%-3.90%, 2/28/16 (d)	361	350,170

		1,974,338

		21,062,037

Financial Institutions - 0.3%
Finance - 0.3%
CIT Group, Inc.
13.00%, 1/20/12 (d)	3,164	3,267,969

Insurance - 0.0%
Asurion Corp.
3.23%-3.27%, 7/03/14 (d)	299	285,452

		3,553,421

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
2.75%, 11/01/13 (d)	366	335,491
2.81%, 11/01/13 (d)	55	50,191
4.81%, 5/01/14 (d)	1,000	845,000
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (d)	1,715	1,388,547

		2,619,229

Total Bank Loans (cost $26,861,997)		27,234,687

EMERGING MARKETS - CORPORATE BONDS - 2.1%
Industrial - 1.1%
Basic - 0.4%
Evraz Group SA
8.25%, 11/10/15 (b)		4,598	4,391,090

Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (b)		2,739	2,875,950

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.214%, 6/15/15 (b)(d)	EUR	2,866	2,095,363

Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (b)		1,000	1,369,040

Energy - 0.2%
Ecopetrol SA
7.625%, 7/23/19	US$	1,648	1,826,808

Technology - 0.0%
MagnaChip Semiconductor SA
Zero Coupon, 12/15/14 (g)(k)		18	0
8.00%, 12/15/14 (g)(k)		4	0

			12,558,251
Financial Institutions - 1.0%
Banking - 0.8%
Alfa Bond Issuance PLC
8.625%, 12/09/15		2,318	2,219,485
ATF Bank
9.00%, 5/11/16 (b)		3,137	2,909,568
Banco BMG SA
9.15%, 1/15/16 (b)		3,750	3,881,250

			9,010,303

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (b)		270	239,715
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (b)		3,100	2,752,282

			2,991,997

			12,002,300

Total Emerging Markets - Corporate Bonds (cost $25,002,574)			24,560,551

ASSET-BACKED SECURITIES - 1.4%
Credit Cards - Floating Rate - 1.1%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.983%, 8/15/18 (b)(d) +		13,000	13,142,860

Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates Series 2006-S5, Class A1
0.34%, 6/25/35 (d)		1,628	1,457,151
Series 2007-S2, Class A1
0.371%, 5/25/37 (d)		1,867	1,531,145

			2,988,296

Total Asset-Backed Securities (cost $15,952,100)			16,131,156

CMOS - 0.4%
Non-Agency ARMs - 0.4%
American Home Mortgage Assets Series 2006-5, Class A1
1.464%, 11/25/46 (d)		5,411	2,824,532
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HYB2, Class 3A1
5.328%, 2/25/47 (h)		953	519,426
Indymac Index Mortgage Loan Trust Series 2006-AR5, Class 2A1
5.587%, 5/25/36 (h)		1,650	1,104,681
Merrill Lynch Mortgage Investors, Inc. Series 2006-A4, Class 3A1
6.129%, 7/25/36 (h)		250	156,866

Total CMOs (cost $3,612,205)			4,605,505

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Egypt - 0.3%
Kreditanstalt fuer Wiederaufbau
18.50%, 2/11/10	EGP	16,500	3,039,748

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (b)	US$	1,250	1,340,625

Total Governments - Sovereign Agencies (cost $4,181,543)			4,380,373

	Shares
COMMON STOCK - 0.3%
American Media, Inc. (b)(m)		12,978	0
Broder Brothers Co. (m)		37,868	0
Charter Communications, Inc. (m)		4,473	158,792
CIT Group, Inc. (m)		27,715	765,211
Citigroup, Inc.		935,384	3,096,121

Total Equities (cost $4,394,205)			4,020,124

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrio Capital
9.75%, 7/26/28 (b) (cost $3,226,548)	COP	7,758,000	4,019,421

INFLATION-LINKED SECURITIES - 0.3%
Uruguay - 0.3%
Republic of Uruguay
3.70%, 6/26/37 (i)	UYU	40,554	1,627,751
Uruguay Government International Bond
4.25%, 4/05/27		48,036	2,239,140

Total Inflation-Linked Securities (cost $3,698,444)			3,866,891

	Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (m)		9,250	1,063,750
Charter Communications, Inc., expiring 11/30/14 (m)		9,809	58,364

Total Warrants (cost $3,523,590)			1,122,114

	Principal Amount (000)
SUPRANATIONALS - 0.1%
Eurasian Development Bank
7.375%, 9/29/14 (b) (cost $840,000)	US$	840	872,550

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
GMAC, Inc.
7.00% (b)		792	522,027

REITS - 0.0%
Sovereign REIT
12.00% (b)	185	207,431

		729,458

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (h)	80,000	88,000

Total Preferred Stocks (cost $2,413,730)		817,458

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (n) (cost $23,154,903)	23,154,903	23,154,903
Total Investments - 105.2% (cost $1,153,191,468) (o)		1,245,316,770

Other assets less liabilities - (5.2)%		(61,615,766)

Net Assets - 100.0%		$1,183,701,004

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2009	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.:
Republic of Iceland
10.50%, 12/10/11, 12/20/11*	(10.50)%	5.027%	EUR	3,250	$(478,646)	$0	$(478,646)
Sale Contracts:
Citibank, N.A.:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	0.5037		$21,380	602,075	0	602,075
Deutsche Bank:
Ukraine
7.65%, 6/11/13, 9/20/10*	5.00	16.8234		9,200	(594,424)	(714,172)	119,748
Goldman Sachs Bank USA:
VTB Bank
4.25%, 2/15/16, 11/20/11*	11.50	2.8526		4,400	748,368	0	748,368
Gazprom
8.625%, 4/28/34, 11/20/11*	9.25	1.8824		2,900	424,202	0	424,202
JPMorgan Chase Bank, N.A.:
OAO Gazprom
10.50%, 10/21/09, 10/20/10*	1.04	1.3062		12,210	(478)	0	(478)
Ukraine
7.65%, 6/11/13, 2/20/11*	5.00	16.2235		4,000	(376,415)	(631,814)	255,399
Morgan Stanley Capital Services Inc.:
Republic of Kazakhstan
Zero Coupon, 1/20/10, 1/20/10*	0.00	1.006		9,800	(5,498)	(41,263)	35,765
RSHB
7.175%, 5/16/13, 11/20/13*	9.75	2.1707		3,400	950,249	0	950,249

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Brazil Real settling 1/05/10	20,109	$11,549,137	$11,550,464	$1,327
Brazil Real settling 1/05/10	10,055	5,720,068	5,775,231	55,163
Brazil Real settling 1/05/10	10,055	5,601,492	5,775,231	173,739
Euro Dollar settling 1/25/10	1,543	2,321,676	2,211,445	(110,231)
New Zealand Dollar settling 1/21/10	3,516	2,561,946	2,549,987	(11,959)
Russian Ruble settling 1/14/10	321,571	10,508,869	10,594,273	85,404
South Korea Won settling 1/14/10 (1)	11,881,384	10,278,014	10,200,773	(77,241)
Zloty Poland settling 2/03/10 (2)	27,760	10,055,604	9,675,516	(380,088)
Sale Contracts:
Brazil Real settling 1/05/10	20,109	11,720,925	11,550,463	170,462
Brazil Real settling 1/05/10	10,055	5,774,568	5,775,231	(663)
Brazil Real settling 1/05/10	10,055	5,774,568	5,775,232	(663)
Brazil Real settling 2/02/10	10,055	$5,566,912	$5,739,407	$(172,495)
Colombian Peso settling 1/20/10	16,419,129	8,364,730	8,019,110	345,620
Colombian Peso settling 1/27/10	4,261,100	2,156,973	2,081,123	75,850
Colombian Peso settling 1/27/10	9,769,696	4,939,653	4,771,524	168,129
Euro Dollar settling 1/25/10	24,907	37,146,484	35,705,470	1,441,014
Euro Dollar settling 2/03/10 (2)	6,706	10,055,604	9,612,834	442,770
Japanese Yen settling 1/08/10	494,780	5,484,271	5,312,585	171,686
Japanese Yen settling 1/14/10 (1)	922,754	10,278,014	9,908,171	369,843

(1)	Represents a cross-currency purchase of South Korean Won and a sale of Japanese Yen.
(2)	Represents a cross-currency purchase of Polish Zloty and a sale of Euro.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
BARCLAYS CAPITAL	0.15%		12/31/10	$5,261,937
BARCLAYS CAPITAL	0.25		12/31/10	2,383,866
BARCLAYS CAPITAL	(0.50	)*	12/31/10	3,113,635
BARCLAYS CAPITAL	(1.00	)*	12/31/10	1,783,544
BARCLAYS CAPITAL	(1.00	)*	12/31/10	1,108,983
BARCLAYS CAPITAL	(3.00	)*	12/31/10	1,485,520
CHASE MANHATTAN BANK	(1.00	)*	1/11/10	15,790,455
CHASE MANHATTAN BANK	(0.50	)*	1/14/10	1,626,777
CHASE MANHATTAN BANK	(0.35	)*	12/31/10	1,113,085
FIMAT ELECTRONIC TRADING	0.10		12/31/10	2,057,089
ING BANK AMSTERDAM	(0.62	)*	12/31/10	1,985,566
ING BANK AMSTERDAM	(0.88	)*	12/31/10	1,920,715
ING BANK AMSTERDAM	(1.75	)*	12/31/10	478,329
ING BANK	(0.75	)*	12/31/10	590,872
ING BARING	(0.25	)*	12/31/10	2,014,838
ING BARING	(0.62	)%*	12/31/10	$1,961,866
RING BANK	(0.38	)*	12/31/10	744,219

				$45,421,296

(a)	Security is in default and is non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $402,549,163 or 34.0% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(e)	Pay-In-Kind Payments (PIK).
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of December 31, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Capital SA
10.125%, 5/15/13	5/10/2006	248,645	844,800	0.07%
Broder Brothers Co.
12.00%, 10/15/13	5/21/2009	132,346	49,525	0.00%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/2005	878,773	138,394	0.01%

(g)	Illiquid security.
(h)	Variable rate coupon, rate shown as of December 31, 2009.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $44,666,018.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(k)	Fair valued.
(l)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $727,728 and $24,683, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
(m)	Non-income producing security.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,603,909 and gross unrealized depreciation of investments was $(53,478,607), resulting in net unrealized appreciation of $92,125,302.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility ("TALF") program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $48,291,747.
*	Interest payment due from counterparty.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2009, the fund's total exposure to subprime investments was 0.25% of net assets. These investments are valued in accordance with the fund's Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
EGP	-	Egypt Pound
EUR	-	Euro Dollar
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

Country Breakdown *
December 31, 2009 (unaudited)
Summary
	44.8%	United States
	9.7%	Russia
	6.8%	Brazil
	4.2%	Argentina
	3.7%	Indonesia
	3.0%	Colombia
	2.6%	Turkey
	1.9%	Venezuela
	1.8%	Philippines
	1.7%	Kazakhstan
	1.4%	United Kingdom
	1.4%	Uruguay
	1.3%	Ukraine
	13.8%	Other
	1.9%	Short-Term Investments

	100.0%	Total Investments

* All data are as of December 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Barbados, Belgium, Bermuda, Canada, Cayman Islands, Costa Rica, Croatia, Czech Republic, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Hungary, Iceland, India, Ireland, Italy, Japan, Lithuania, Luxembourg, Netherlands, Nigeria, Norway, Panama, Peru, Poland, Serbia & Montenegro, Singapore, South Africa, Supranational and Trinidad And Tobago.

AllianceBernstein Global High Income Fund

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Non-Investment Grades	—	436,623,913	15,375,797	451,999,710
Emerging Markets - Sovereigns	—	230,847,728	5,604,767	236,452,495
Corporates - Investment Grades	—	110,965,700	10,849,953	121,815,653
Commercial Mortgage-Backed Securities	—	77,286,753	27,423,064	104,709,817
Quasi-Sovereigns	—	72,422,695	—	72,422,695
Governments - Sovereign Bonds	—	56,565,258	—	56,565,258
Governments - Treasuries	—	54,842,107	—	54,842,107
Emerging Markets - Treasuries	—	31,723,302	—	31,723,302
Bank Loans	—	—	27,234,687	27,234,687
Emerging Markets - Corporate Bonds	—	20,679,301	3,881,250	24,560,551
Investment Company	23,154,903	—	—	23,154,903
Asset-Backed Securities	—	13,142,860	2,988,296	16,131,156
CMOs	—	—	4,605,505	4,605505
Government - Sovereign Agencies	—	1,340,625	3,039,748	4,380,373
Common Stock	4,020,124	—	—	4,020,124
Local Governments - Regional Bonds	—	—	4,019,421	4,019,421
Inflation-Linked Securities	—	1,627,751	2,239,140	3,866,891
Warrants	—	1,063,750	58,364	1,122,114
Supranationals	—	872,550	—	872,550
Preferred Stock	88,000	729,458	—	817,458

Total Investments in Securities	27,263,027	1,110,733,751	107,319,992	1,245,316,770

Other Financial Instruments*
Assets	—	6,636,813	—	6,636,813
Liabilities	—	(1,232,464)	—	(1,232,464)
TALF Loans	—	—	(47,775,452)	(47,775,452)

Total	$27,263,027	$1,116,138,100	$59,544,540	$1,202,945,667

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non- Investment Grades		Emerging Markets - Sovereigns		Corporates - Investment Grades		Commercial Mortgage- Backed Securities
Balance as of 03/31/09	$15,486,641		$128,868,681		$19,284,427		$	– 0	–
Accrued discounts /premiums	117,656		200,809		53,032			3,192
Realized gain (loss)	(3,315,019)		204,698		(32,417)			– 0	–
Change in unrealized appreciation/ depreciation	9,697,437		64,984,366		11,828,830			31,808
Net purchases (sales)	2,271,200		(12,842,054)		(9,378,734)			2,625,000
Net transfers in and/or out of Level 3	(8,882,118)		(175,811,733)		(10,905,185)			24,763,064

Balance as of 12/31/09	$15,375,797		$5,604,767		$10,849,953			$27,423,064

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$2,168,390		$(74,347)		$5,218,609			$2,134,098

	Quasi-Sovereigns		Governments - Treasuries		Governments - Sovereign Bonds		Emerging Markets - Treasuries
Balance as of 03/31/09	$33,763,650		$27,044,134		$37,384,568			$34,442,924
Accrued discounts /premiums	6,201,267		(99,278)		(44,216)			248,569
Realized gain (loss)	– 0	–	687,372		3,418,879			894,217
Change in unrealized appreciation/ depreciation	5,536,341		10,874,127		755,800			7,260,593
Net purchases (sales)	11,974,635		(4,402,933)		(19,863,506)			(13,005,019)
Net transfers in and/or out of Level 3	(57,475,893)		(34,103,422)		(21,651,525)			(29,841,284)

Balance as of 12/31/09	$ – 0	–	$ – 0	–	$ – 0	–	$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$ – 0	–	$ – 0	–	$ – 0	–	$	– 0	–

	Bank Loans		Emerging Markets - Corporate Bonds		Asset-Backed Securities		Common Stock
Balance as of 03/31/09	$19,390,196		$2,551,309		$6,671,922			$12,978
Accrued discounts /premiums	844,018		1,925		28,229			– 0	–
Realized gain (loss)	(1,069,379)		– 0	–	799,421			– 0	–
Change in unrealized appreciation/ depreciation	5,208,743		1,338,871		1,042,038			(12,978)
Net purchases (sales)	2,861,109		566,933		(5,553,314)			– 0	–
Net transfers in and/or out of Level 3	– 0	–	(577,788)		– 0	–		– 0	–

Balance as of 12/31/09	$27,234,687		$3,881,250		$2,988,296		$	– 0	–

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$4,283,483		$1,181,287		$1,007,381			$(12,977)

	CMOs		Governments - Sovereign Agencies			Local Governments- Regional Bonds		Inflation-Linked Securities
Balance as of 03/31/09	$ – 0	–	$	– 0	–	$937,337		$1,719,087
Accrued discounts /premiums	(7,449)			(69,283)		4,586		(160,165)
Realized gain (loss)	175,180			– 0	–	– 0	–	23
Change in unrealized appreciation/ depreciation	993,300			97,943		1,202,213		1,971,673
Net purchases (sales)	3,444,474			3,011,088		1,875,285		336,273
Net transfers in and/or out of Level 3	– 0	–		– 0	–	– 0	–	(1,627,751)

Balance as of 12/31/09	$4,605,505			$3,039,748		$4,019,421		$2,239,140

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$993,300			$97,943		$1,202,213		$1,120,006

	Warrants		TALF Loans			Total
Balance as of 03/31/09	$925,000		$	– 0 –		$328,482,854
Accrued discounts /premiums	– 0	–		– 0 –		7,322,892
Realized gain (loss)	– 0	–		– 0 –		1,762,975
Change in unrealized appreciation/ depreciation	(3,326,476)			– 0 –		119,484,629
Net purchases (sales)	3,523,590			(47,775,452)		(80,331,425)
Net transfers in and/or out of Level 3	(1,063,750)			– 0 –		(317,177,385)

Balance as of 12/31/09	$58,634			$(47,775,452)		$59,544,540

Net change in unrealized appreciation/ depreciation from Investments held as of 12/31/09	$(3,456,226)		$	– 0 –		$15,854,160

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 19, 2010